5. Recent Accounting Pronouncements and Adoption of New Standards	12 Months Ended
Jun. 30, 2020
Notes
5. Recent Accounting Pronouncements and Adoption of New Standards

5.   Recent Accounting Pronouncements and Adoption of New Standards

New or revised standards, amendments and interpretations to existing IFRS standards are issued by the IASB or by IFRIC from time to time.

The Company adopted the following new accounting standards during the current year:

IFRS 16, Leases

The Company adopted IFRS 16 effective on 1 July 2019. IFRS 16 and its consequential amendments have replaced IAS 17 – Leases and its associated interpretative guidance. IFRS 16 applies a control model to the identification of leases, distinguishing between a lease and a service contract on the basis of whether the customer controls the asset being leased.  For those assets determined to meet the definition of a lease, IFRS 16 introduces significant changes to the accounting by lessees, introducing a single, on-balance sheet accounting model that is similar to current finance lease accounting, with limited exceptions for short-term leases or leases of low value assets. Lessor accounting remains similar to current accounting practice. The Company considers that IFRS 16 has no material impact on the results and financial position of the Company in respect of the short term leases for the Company's Jakarta interim and virtual offices. The Company does not have any other leasing arrangements.

IFRIC 23, Uncertainty over Income Tax Treatment

The Company adopted IFRIC 23 on 1 July 2019. IFRIC 23 clarifies the accounting for uncertainties in income taxes and is to be applied to the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12. IFRIC 23 specifically addresses the following:

•Whether an entity considers uncertain tax treatments separately;

•The assumptions an entity makes about the examination of tax treatments by taxation authorities;

•How an entity determines taxable profit or loss, tax bases, unused tax losses, unused tax credits, and tax rates; and

•How an entity considers changes in facts and circumstances.

An entity has to determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed. The interpretation is effective for annual reporting periods beginning on or after 1 January 2019. The Company considers that IFRIC 23 has no material impact on the results and financial position of the Company presented in these consolidated financial statements.

New accounting standards issued but not yet in effect

Classification of liabilities as current or non-current (Amendments to IAS 1)

The IASB has published Classification of Liabilities as Current or Non-Current (Amendments to IAS 1) which clarified the guidance on whether a liability should be classified as either current or non-current. The amendments:

•Clarify that the classification of liabilities as current or non-current should only be based on rights that are in place “at the end of the reporting period”;

•Clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and

•Make clear that settlement includes transfers to the counterparty of cash, equity instruments, other assets or services that result in extinguishment of the liability.

This amendment is effective for annual periods beginning on or after January 1, 2022. Earlier application is permitted. The extent of the impact of adoption of this amendment has not yet been determined. There is currently a proposal outstanding that would defer the effective date until January 1, 2023.

Definition of a business (Amendments to IFRS 3)

The IASB has issued Definition of a Business (Amendments to IFRS 3) to clarify the definition of a business for the purpose of determining whether a transaction should be accounted for as an asset acquisition or a business combination. The amendments:

•Clarify the minimum attributes that the acquired assets and activities must have to be considered a business;

•Remove the assessment of whether market participants can acquire the business and replace missing inputs or processes to enable them to continue to produce outputs;

•Narrow the definition of a business and the definition of outputs; and

•Add an optional concentration test that allows a simplified assessment of whether an acquired set of activities and assets is not a business.

This amendment is effective for annual periods beginning on or after January 1, 2020. Earlier application is permitted. The Company does not expect the adoption of this new amendment to have a significant impact on the consolidated financial statements.